Commitments and contingencies - Estimates of Future Commitments (Details) $ in Thousands	Jun. 30, 2024 USD ($)
Commitments Disclosure [Line Items]
Year 1	$ 254,615
Year 2	179,081
Year 3	136,121
Year 4	131,911
Year 5	124,868
Thereafter	1,167,858
Total	1,994,454
Power purchase
Commitments Disclosure [Line Items]
Year 1	60,458
Year 2	25,890
Year 3	12,434
Year 4	12,680
Year 5	12,894
Thereafter	123,350
Total	247,706
Natural gas supply and service agreements
Commitments Disclosure [Line Items]
Year 1	97,983
Year 2	71,485
Year 3	51,892
Year 4	45,828
Year 5	40,147
Thereafter	198,234
Total	505,569
Service agreements
Commitments Disclosure [Line Items]
Year 1	75,445
Year 2	64,981
Year 3	54,811
Year 4	56,233
Year 5	54,407
Thereafter	248,746
Total	554,623
Capital projects
Commitments Disclosure [Line Items]
Year 1	4,399
Year 2	0
Year 3	0
Year 4	0
Year 5	0
Thereafter	0
Total	4,399
Land easements and other
Commitments Disclosure [Line Items]
Year 1	16,330
Year 2	16,725
Year 3	16,984
Year 4	17,170
Year 5	17,420
Thereafter	597,528
Total	$ 682,157